Share-based awards - Share-based awards relating to Ant Financial (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based awards
Share-based compensation expense	¥ 37,491	¥ 20,075	¥ 15,995
Share-based awards relating to Ant Financial
Share-based awards
Share-based compensation expense	¥ 12,855	¥ 2,278	¥ 2,188
Share-based awards relating to Ant Financial | Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years	4 years	4 years
Vesting percentage per year after initial vesting	25.00%	25.00%	25.00%
Share-based awards relating to Ant Financial | Share-based awards with four-year vesting schedule and initial vesting at first anniversary
Share-based awards
Vesting period	1 year	1 year	1 year
Vesting percentage	25.00%	25.00%	25.00%
Share-based awards relating to Ant Financial | Share-based awards with four-year vesting schedule and initial vesting at second anniversary
Share-based awards
Vesting period	2 years	2 years	2 years
Vesting percentage	50.00%	50.00%	50.00%
Share-based awards relating to Ant Financial | Share-based awards with six-year vesting schedule
Share-based awards
Vesting period	6 years	6 years	6 years